INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
U.S. federal net operating losses	$ 1,400	$ 600
UK Loss carry forwards	15,900
deferred tax assets	$ 100